Offerings - Offering: 1	Jun. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	54.87
Maximum Aggregate Offering Price	$ 27,435,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,200.30
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock which become issuable under the Oxford Industries, Inc. Amended and Restated Long-Term Stock Incentive Plan (the "Plan"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding common stock. (2) Amount Registered represents 500,000 additional shares of Common Stock that were added to the shares authorized for issuance under the Plan. (3) Proposed Maximum Offering Price per Unit is estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $54.87 per share represents the average of the high and low sales prices of the common stock as reported on the New York Stock Exchange on June 6, 2025.